Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 36.2%
American Express Credit Account Master Trust
Series 2017-7, Class B,
2.54%, 05/15/2025	$ 1,000,000	$ 1,026,109
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D,
3.82%, 03/18/2024	3,000,000	3,114,083
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,140,814
Avis Budget Rental Car Funding AESOP LLC
Series 2016-2A, Class A,
2.72%, 11/20/2022 (A)	333,333	334,815
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	1,425,000	1,539,052
Capital Auto Receivables Asset Trust
Series 2018-2, Class C,
3.69%, 12/20/2023 (A)	607,987	609,129
CarMax Auto Owner Trust
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,520,756
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	959,762
CCG Receivables Trust
Series 2018-1, Class B,
3.09%, 06/16/2025 (A)	1,425,694	1,427,154
CLI Funding VIII LLC
Series 2021-1A, Class A,
1.64%, 02/18/2046 (A)	1,605,567	1,604,265
CNH Equipment Trust
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,149,477
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,733,087
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,793,881
Dell Equipment Finance Trust
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,225,775
Series 2019-1, Class C,
3.14%, 03/22/2024 (A)	1,045,000	1,056,050
Evergreen Credit Card Trust
Series 2019-2, Class B,
2.27%, 09/15/2024 (A)	625,000	637,020
FirstKey Homes Trust
Series 2020-SFR2, Class D,
1.97%, 10/19/2037 (A)	2,000,000	2,009,205
Ford Credit Auto Lease Trust
Series 2021-A, Class C,
0.78%, 09/15/2025	1,725,000	1,722,793
Ford Credit Auto Owner Trust
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	2,023,582
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,195,253
GM Financial Automobile Leasing Trust
Series 2019-2, Class B,
2.89%, 03/20/2023	1,000,000	1,002,894
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,135,502
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,021,509

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust (continued)
Series 2019-1, Class C,
3.52%, 09/16/2024	$ 2,790,000	$ 2,895,249
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B,
1.03%, 08/15/2025 (A)	715,000	723,024
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	476,571	501,596
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	855,463	856,674
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	1,006,067
Series 2021-A, Class C,
1.33%, 11/15/2027	1,350,000	1,357,645
Master Credit Card Trust II
Series 2018-1A, Class C,
3.74%, 07/21/2024 (A)	675,000	700,843
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	894,094	913,138
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	155,534	157,028
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	337,376	344,638
PFS Financing Corp.
Series 2021-A, Class A,
0.71%, 04/15/2026 (A)	900,000	900,711
Progress Residential Trust
Series 2019-SFR3, Class D,
2.87%, 09/17/2036 (A)	1,000,000	1,014,964
Series 2020-SFR3, Class D,
1.90%, 10/17/2027 (A)	1,355,000	1,352,395
Santander Drive Auto Receivables Trust
Series 2017-3, Class D,
3.20%, 11/15/2023	1,156,524	1,165,850
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	143,156	144,502
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	295,212	306,026
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	657,212
Verizon Master Trust
Series 2021-1, Class C,
0.89%, 05/20/2027	950,000	953,458
Verizon Owner Trust
Series 2018-A, Class B,
3.38%, 04/20/2023	1,500,000	1,521,916
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	745,133
Series 2019-B, Class C,
2.60%, 12/20/2023	1,535,000	1,576,830
Series 2020-A, Class C,
2.06%, 07/22/2024	450,000	461,732
Series 2020-B, Class C,
0.83%, 02/20/2025	1,000,000	1,005,669
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,500,000	2,513,060
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	680,116

Transamerica Funds	Page 1

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	$ 553,675	$ 554,081
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,521,925
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	645,184
World Omni Select Auto Trust
Series 2018-1A, Class C,
3.86%, 01/15/2025 (A)	1,091,637	1,097,869

Total Asset-Backed Securities (Cost $63,024,334)		64,256,502

CORPORATE DEBT SECURITIES - 43.3%
Airlines - 1.0%
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,704,827	1,748,482

Banks - 9.1%
Bank of America Corp.
Fixed until 01/20/2022, 3.12% (B), 01/20/2023	2,450,000	2,480,967
Barclays PLC
3-Month LIBOR + 1.38%, 1.54% (B), 05/16/2024	2,000,000	2,035,006
BBVA USA
2.50%, 08/27/2024	2,170,000	2,293,347
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	1,600,000	1,654,992
Citigroup, Inc.
4.05%, 07/30/2022	2,925,000	3,032,316
Credit Suisse AG
1.00%, 05/05/2023	1,095,000	1,106,969
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	1,261,000	1,341,434
Standard Chartered PLC
Fixed until 09/10/2021, 2.74% (B), 09/10/2022 (A)	1,150,000	1,152,684
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/2023 (A)	1,075,000	1,083,159

		16,180,874

Biotechnology - 0.8%
AbbVie, Inc.
2.30%, 11/21/2022	930,000	953,115
Gilead Sciences, Inc.
3-Month LIBOR + 0.52%, 0.67% (B), 09/29/2023	527,000	527,302

		1,480,417

Capital Markets - 6.6%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	755,000	810,823
Charles Schwab Corp.
SOFR + 0.52%, 0.55% (B), 05/13/2026	450,000	453,660
1.15%, 05/13/2026 (C)	685,000	691,063
Deutsche Bank AG
4.25%, 10/14/2021	2,205,000	2,221,692

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.78%, 0.91% (B), 10/31/2022	$ 3,500,000	$ 3,505,593
Intercontinental Exchange, Inc.
3-Month LIBOR + 0.65%, 0.77% (B), 06/15/2023	1,322,000	1,322,331
Morgan Stanley
4.88%, 11/01/2022	2,500,000	2,634,369

		11,639,531

Consumer Finance - 3.2%
Capital One Financial Corp.
3.50%, 06/15/2023	965,000	1,018,983
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	1,351,000	1,365,861
General Motors Financial Co., Inc.
SOFR + 1.20%, 1.23% (B), 11/17/2023	1,760,000	1,787,571
Hyundai Capital America
3.95%, 02/01/2022 (A)	800,000	813,582
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023 (A)	635,000	638,413

		5,624,410

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3-Month LIBOR + 1.18%, 1.30% (B), 06/12/2024	1,770,000	1,814,302

Electric Utilities - 3.5%
Berkshire Hathaway Energy Co.
4.05%, 04/15/2025 (C)	1,500,000	1,669,512
Edison International
4.95%, 04/15/2025	1,526,000	1,695,104
Exelon Generation Co. LLC
3.25%, 06/01/2025	1,000,000	1,082,013
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	1,250,000	1,254,543
RGS AEGCO Funding Corp.
9.82%, 12/07/2022	444,400	449,663

		6,150,835

Equity Real Estate Investment Trusts - 4.4%
American Tower Corp.
2.40%, 03/15/2025	965,000	1,010,116
Office Properties Income Trust
4.25%, 05/15/2024	365,000	391,339
4.50%, 02/01/2025	585,000	634,282
Simon Property Group, LP
3.50%, 09/01/2025 (C)	1,425,000	1,564,114
SL Green Operating Partnership, LP
3-Month LIBOR + 0.98%, 1.14% (B), 08/16/2021	2,650,000	2,650,458
Weingarten Realty Investors
4.45%, 01/15/2024	850,000	914,612
Welltower, Inc.
3.63%, 03/15/2024	650,000	697,213

		7,862,134

Food & Staples Retailing - 0.7%
7-Eleven, Inc.
0.80%, 02/10/2024 (A) (C)	1,225,000	1,225,207

Gas Utilities - 0.4%
Atmos Energy Corp.
0.63%, 03/09/2023	705,000	705,182

Transamerica Funds	Page 2

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.1%
Cigna Corp.
3.50%, 06/15/2024	$ 250,000	$ 267,409

Household Durables - 1.4%
Panasonic Corp.
2.54%, 07/19/2022 (A)	2,400,000	2,442,998

Life Sciences Tools & Services - 0.6%
Illumina, Inc.
0.55%, 03/23/2023	995,000	996,722

Machinery - 0.4%
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	680,000	684,774

Multi-Utilities - 1.5%
Dominion Energy, Inc.
3-Month LIBOR + 0.53%, 0.65% (B), 09/15/2023	1,300,000	1,300,723
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,429,217

		2,729,940

Oil, Gas & Consumable Fuels - 1.2%
Energy Transfer, LP
4.50%, 04/15/2024	1,565,000	1,702,891
Phillips 66
3.70%, 04/06/2023	440,000	463,204

		2,166,095

Pharmaceuticals - 0.9%
AstraZeneca PLC
3-Month LIBOR + 0.67%, 0.82% (B), 08/17/2023	1,562,000	1,576,908

Road & Rail - 1.8%
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,676,209
NTT Finance Corp.
0.58%, 03/01/2024 (A)	1,535,000	1,535,780

		3,211,989

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc.
7.50%, 08/15/2022	1,626,000	1,731,397
Intel Corp.
3.40%, 03/25/2025	1,580,000	1,724,363

		3,455,760

Software - 1.1%
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,215,587
VMware, Inc.
0.60%, 08/15/2023 (D)	765,000	766,174

		1,981,761

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 0.86% (B), 10/05/2021	1,285,000	1,285,230

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.0%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (A)	$ 1,626,563	$ 1,739,723

Total Corporate Debt Securities (Cost $76,302,245)		76,970,683

MORTGAGE-BACKED SECURITIES - 7.9%
BX Commercial Mortgage Trust
Series 2019-XL, Class F,
1-Month LIBOR + 2.00%, 2.09% (B), 10/15/2036 (A)	1,635,416	1,640,486
Series 2021-SOAR, Class D,
1-Month LIBOR + 1.40%, 1.49% (B), 06/15/2038 (A)	1,730,000	1,735,422
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month LIBOR + 1.65%, 1.74% (B), 11/15/2036 (A)	2,210,000	2,209,999
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month LIBOR + 2.05%, 2.14% (B), 06/15/2034 (A)	2,680,435	2,629,945
Cold Storage Trust
Series 2020-ICE5, Class D,
1-Month LIBOR + 2.10%, 2.19% (B), 11/15/2037 (A)	1,474,486	1,485,114
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D,
1-Month LIBOR + 1.60%, 1.69% (B), 05/15/2036 (A)	1,810,000	1,815,108
DBGS Mortgage Trust
Series 2018-BIOD, Class E,
1-Month LIBOR + 1.70%, 1.79% (B), 05/15/2035 (A)	835,325	836,352
Extended Stay America Trust
Series 2021-ESH, Class C,
1-Month LIBOR + 1.70%, 1.79% (B), 07/15/2038 (A)	450,000	452,256
STWD Trust
Series 2021-FLWR, Class D,
1-Month LIBOR + 1.38%, 1.48% (B), 07/15/2036 (A)	1,200,000	1,197,723

Total Mortgage-Backed Securities (Cost $14,028,330)		14,002,405

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.0%
Federal Home Loan Mortgage Corp.
2.00%, 08/01/2035	1,481,014	1,546,755
1-Year CMT + 2.04%, 2.16% (B), 06/01/2033	382,303	406,334
2.50%, 07/01/2035	1,622,718	1,722,313
4.50%, 09/01/2026	176,383	185,072
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.72% (B), 12/25/2030	4,797,421	291,092
0.93% (B), 09/25/2030	19,969,196	1,488,799
1.43% (B), 05/25/2030	7,294,173	818,467

Transamerica Funds	Page 3

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association, Interest Only STRIPS
0.00% (B), 10/25/2021	$ 3,048,106	$ 311
0.04% (B), 11/25/2022	39,809,852	17,397
0.19% (B), 01/25/2022	8,937,843	8,435
Government National Mortgage Association
4.54% (B), 02/20/2063	17,475	19,154
4.82% (B), 05/20/2062	20,209	21,788
5.75%, 12/15/2022	29,393	29,946
Seasoned Loans Structured Transaction Trust
1.75%, 09/25/2030	1,636,110	1,665,498
3.50%, 06/25/2028	690,290	721,421

Total U.S. Government Agency Obligations (Cost $8,992,615)		8,942,782

U.S. GOVERNMENT OBLIGATION - 6.5%
U.S. Treasury - 6.5%
U.S. Treasury Note
0.50%, 02/28/2026	11,665,000	11,588,449

Total U.S. Government Obligation (Cost $11,486,103)		11,588,449

	Shares	Value
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (E)	4,363,660	$ 4,363,660

Total Other Investment Company (Cost $4,363,660)		4,363,660

Total Investments (Cost $178,197,287)		180,124,481
Net Other Assets (Liabilities) - (1.4)%		(2,545,875)

Net Assets - 100.0%		$ 177,578,606

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$64,256,502	$—	$64,256,502
Corporate Debt Securities	—	76,970,683	—	76,970,683
Mortgage-Backed Securities	—	14,002,405	—	14,002,405
U.S. Government Agency Obligations	—	8,942,782	—	8,942,782
U.S. Government Obligation	—	11,588,449	—	11,588,449
Other Investment Company	4,363,660	—	—	4,363,660

Total Investments	$4,363,660	$175,760,821	$—	$180,124,481

Transamerica Funds	Page 4

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $50,658,981, representing 28.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,275,869, collateralized by cash collateral of $4,363,660. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rate disclosed reflects the yield at July 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Transamerica Funds	Page 5

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Page 6

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 7